Long-Term Investments - Additional Information (Detail) $ in Thousands		12 Months Ended
	May 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total capital contribution	¥ 100,000,000
Cash consideration paid to joint venture	¥ 49,000,000
Ownership percentage	49.00%
Impairment charges		¥ 0
Shanghai You Che You Jia Financing Co., Ltd
Schedule of Equity Method Investments [Line Items]
Cash consideration paid to joint venture				¥ 75,000,000
Ownership percentage				25.00%
Impairment charges		0
Other investments [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount of equity method investments		¥ 134,466,000	$ 19,367	¥ 124,102,000